Statements of Changes in Stockholders' Equity - USD ($)	Common Shares [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Oct. 28, 2019
Balance at beginning, shares at Oct. 28, 2019
Issuance of common stock to founders	$ 500	(500)
Issuance of common stock to founders, shares	500,000
Expenses paid by founders		640		640
Net loss			(1,550)	(1,550)
Balance at end at Dec. 31, 2019	$ 500	140	(1,550)	(910)
Balance at end, shares at Dec. 31, 2019	500,000
Issuance of warrants with short-term convertible notes		223,560		223,560
Net loss			(719,993)	(719,993)
Balance at end at Sep. 30, 2020	$ 500	$ 223,700	$ (721,543)	$ (497,343)
Balance at end, shares at Sep. 30, 2020	500,000